Investment at FVTPL (Details Narrative) - USD ($)		12 Months Ended
	Jan. 05, 2021	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 25, 2020
IfrsStatementLineItems [Line Items]
Gain on retained interest in former associate			$ (99,961)
One Up Group, LLC [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	18.62%				20.48%
Share of loss	$ 103,930
Gain on retained interest in former associate	$ 99,961